OTHER LIABILITIES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vehicle lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 33,644	$ 30,792	$ 6,403
Right-of-use assets	28,750	28,269
Depreciation, right-of-use assets	$ 4,463	$ 3,585
Office space
Disclosure of quantitative information about right-of-use assets [line items]
Number of finance leases | lease	16
Office space | Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Lessee, finance lease, term	1 year
Office space | Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Lessee, finance lease, term	10 years
Vehicles and other
Disclosure of quantitative information about right-of-use assets [line items]
Lessee, finance lease, term	5 years
Number of maintenance vehicles | vehicle	262